PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
PERSONNEL EXPENSES
Schedule of personnel expenses

	2021	2022	2023
Salaries and related benefits	8,661	9,360	9,674
Vacation pay, incentives, and other benefits	4,999	3,835	4,159
Pension and other post-employment benefits (Note 29)	1,680	1,585	1,764
LSA expense (Note 30)	153	92	289
Others	31	35	41
Total	15,524	14,907	15,927